TRANSCRIPT – HIT/BIT Our City Video (with Intro)

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IUPAT PRESIDENT KENNETH RIGMAIDEN INTRODUCES HIT/BIT “OUR CITY” VIDEO AT THE 38TH AFL-CIO CONVENTION

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Kenneth Rigmaiden

IUPAT

Ken Rigmaiden: Thank you so much, Lonnie. The AFL-CIO Housing Investment Trust and the AFL CIO Building Investment Trust are two shining examples of how the labor movement can use its resources, influence, and ingenuity to create long term financial security for our members while making positive impacts in the communities that are all too often neglected. These fixed income investments not only yield competitive returns but create thousands of quality on site union jobs each year, expand the volume of affordable housing units, and make the communities in which we invest healthier and stronger. Investing in these trusts creates an invaluable partnership between the labor movement and the communities we live in while increasing the number of good jobs that lead to long term financial security. This is a cycle of sustainability that the AFL CIO Housing Investment Trust and the AFL CIO Building Investment Trust are all about. Now here’s a video that explains how it works. Please roll the video.

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MIKE MOORE

MEMBER, IUPAT DISTRICT COUNCIL 58

PAINTER AT ENCORE AT FOREST PARK

Mike Moore: I’m Mike Moore, and I’m a painter.

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NATALIE ARNOS

MEMBER, BAC – TILE SETTERS LOCAL 18

TILE SETTER AT ENCORE AT FOREST PARK

Natalie Arnos: I’m Natalie Arnos. I’m a tile setter.

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DARIUS MICHO

MEMBER, IBEW LOCAL 1

ELECTRICIAN AT ENCORE AT FOREST PARK

Darius Micho: I’m Darius Micho. I’m an electrician.

Natalie Arnos: St. Louis is not a city that’s about an arch.

Mike Moore: Or a barbeque

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DAVID OBST

MEMBER, IUPAT DISTRICT COUNCIL 58

PAINTER AT ENCORE AT FOREST PARK

David Obst: St. Louis is a city about people.

Mike Moore: A city that was built by people.

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RYAN SPITZ

MEMBER, IBEW LOCAL 1

ELECTRICIAN AT ENCORE AT FOREST PARK

Ryan Spitz: By union people that love their jobs.

Mike Moore: Love their community and believe in brotherhood and solidarity.

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PAT DOLAN

APPRENTICE COORDINATOR, MISSOURI AFL-CIO

Pat Dolan: To me, unions…it’s a family. You know…we have each other’s back. Collective bargaining obviously is a big part of it, but it’s more than that.

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RONNY GRIFFIN

VICE PRESIDENT, LIUNA LOCAL 110

Ronny Griffin: The BUD program is building union diversity. It takes underprivileged, unemployed individuals in the St. Louis metropolitan area and exposes them to the trades in construction.

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REP. JOSHUA PETERS

DISTRICT 76, MISSOURI HOUSE OF REPRESENTATIVES

COMMUNITY OUTREACH DIRECTOR, GREATER ST. LOUIS LABOR COUNCIL, AFL-CIO

Rep. Joshua Peters: Most of what I’ve been doing is working with some of our local alder people to recruit individuals, in particular young African American men and women, into the building trades.

Darius Micho: Through targeted investment strategies

Ryan Spitz: Union pension capital has been working with St. Louis

Mike Moore: To create good paying jobs

David Obst: Affordable housing

Mike Moore: And support economic development

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AFL-CIO HOUSING INVESTMENT TRUST

•        $731 million invested in 29 projects in St. Louis

•        $1.2 billion in total development investment

•        13.5 million hours of union construction work

•        4,990 units of housing

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BRANDON FLINN

BUSINESS MANAGER/SECRETARY-TREASURER

LIUNA LOCAL 42

Brandon Flinn: Solid returns for our pensioners all the while providing 100% union projects and man hours for active members who pay into the pension, providing a full circle scenario, and it’s a great partnership.

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100% UNION

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WAGES FEED PENSION

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PENSION FINANCES PROJECTS

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ANN JONES

DIRECTOR OF HOUSING, CARDINAL RITTER SENIOR SERVICES

Ann Jones: The Housing Investment Trust has been a wonderful thing for Cardinal Ritter and for the renovation of three of our properties. It has allowed us to refurbish, rehab, to change our efficiency apartments into one bedrooms apartments which are more attractive to people.

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DELLA WHITE

RETIREE, UFCW, LOCAL 88

Della White: They just made it really excellent for the people who live here.

Rep. Joshua Peters: Through the Housing Investment Trust, the city of St. Louis will now be receiving investment.

David Obst: The AFL-CIO Building Investment Trust

Darius Micho: And the AFL-CIO Housing Investment Trust

Mike Moore: Are helping to build St. Louis

Natalie Arnos: One project at a time

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AFL-CIO BUILDING INVESTMENT TRUST

•        $180 million of total development & acquisition costs in 9 St. Louis area projects

•        1.5 million hours of union construction

•        Encore at Forest Park putting 300 local union craftspeople to work

Darius Micho: It isn’t just a project

Mike Moore: The investments of the HIT and the BIT

Natalie Arnos: Have helped transform neighborhoods

Ryan Spitz: And strengthen our communities

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JEFFREY MACK

BUSINESS AGENT, LIUNA LOCAL 42

Jeffrey Mack: When I grew up over there on the North side, it was a…I wouldn’t say poor neighborhood, but it was a struggling neighborhood, and this gave me an opportunity to open doors for me, and once that door opened for me I’ve never looked back. I started as a safe zone, started from the bottom and now I’m here. I’m here. I’m a business agent, representing the local, and I started off in the field, working in the mud, and worked my all the way up.

Mike Moore: The effects these funds have have been great.

Ryan Spitz: This is my home.

Natalie Arnos: This is my career.

Brandon Flinn: This is our job.

Jeffrey Mack: This is our city.

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©2017

AFL-CIO HIT/BIT

Oswego Creative Inc.

Text and Voiceover: Investors considering investing in the AFL-CIO Housing Investment Trust should carefully review the Trust prospectus that sets out its investment objectives and strategy, as well as the associated risks, charges, and expenses before investing.

The prospectus can be found on the Trust website, www.aflcio-hit.com, or can be requested by calling (202) 331-8055.